Note 3 - Related Party Transactions	12 Months Ended
Jul. 31, 2012
Notes
Note 3 - Related Party Transactions

NOTE 3 – RELATED PARTY TRANSACTIONS

As of July 31, 2012, the Company had a payable to the Company’s former president, Mr. Craig McKenzie, in the amount of $41,850 that was used for payment of expenses on behalf of the Company.  These amounts were loaned to the Company in December 2010, April and August 2011 and January 2012 and March of 2012.  The amount is due on demand and has no terms of repayment, is unsecured, and bears no interest.